Note 15 - Mining Interests (Details Textual)		1 Months Ended		12 Months Ended
	May 10, 2018 USD ($)	Apr. 30, 2018	Dec. 31, 2016 USD ($) ha	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Area of mining concessions | ha			5,802
Exploration costs to be incurred			$ 1,600,000
NSR royalty on related concessions			2.50%
Liabilities related to option payments			$ 1,400,000	$ 700,000
Cash outflow for option payments				700,000
Mexico - Del Toro [member]
Statement Line Items [Line Items]
Expense arising from exploration for and evaluation of mineral resources				$ 900,000
Sandstorm Gold Ltd. [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Percent of gold production required to be sold				20.00%	20.00%
Gold, selling price, per ounce					$ 450
Sandstorm Gold Ltd. [member] | Mexico - Santa Elena [member] | Annual inflation [member]
Statement Line Items [Line Items]
Purchase agreement, annual inflation increase, percent		1.00%		1.00%
Wheaton Precious Metals International Ltd. [member]
Statement Line Items [Line Items]
New stream agreement, percentage of gold equivalent production, counter party	25.00%
New stream agreement, ongoing payments, upper range limit	$ 600
New stream agreement, percentage of annual inflation adjustment	1.00%